CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (311,782)	$ (43,915)	¥ (177,872)	¥ (1,441,913)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	16,171	2,278	24,728	64,756
Share-based compensation	83,695	11,788	129,558	195,214
Foreign currency remeasurement (gain) loss	2		55	(32)
Noncash lease expenses	16,827	2,370	34,203	100,828
Loss from disposal of property and equipment	344	48	3,833
Expected credit loss	12,983	1,829	1,704
Impairment for property and equipment, right-of-use assets, rental deposits and other assets	5,761	811	3,642	121,294
Changes in operating assets and liabilities:
Accounts receivable	(31,170)	(4,390)	(36,433)
Prepaid expenses and other current assets	30,588	4,308	15,658	31,628
Operating lease right-of-use assets	(6,782)	(955)	89,708	(68,269)
Other non-current assets	1,411	199	2,867	11,946
Accrued expenses and other current liabilities	(23,741)	(3,344)	(233,123)	(127,431)
Deferred revenue and customer advances	2,564	361	(201,493)	(354,411)
Operating lease liabilities	(8,946)	(1,260)	(120,961)	(40,302)
Net cash used in operating activities	(212,075)	(29,872)	(463,926)	(1,506,692)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(169,756)	(23,910)
Purchase of available-for-sale investments			(19,531)
Disposal of available-for-sale investments	19,531	2,751
Purchase of property and equipment and other assets	(26,590)	(3,745)	(2,763)	(129,356)
Proceeds from disposal of property and equipment	15,674	2,207	13,363	11,753
Net cash used in investing activities	(161,141)	(22,697)	(8,931)	(117,603)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of the IPO issuance cost				(9,556)
Repurchase of ordinary shares	(51,393)	(7,239)	(33,948)
Proceeds from exercise of share options	36	5	91	10,508
Net cash generated from (used in) financing activities	(51,357)	(7,234)	(33,857)	952
Effect of exchange rate changes	13,376	1,887	43,942	(30,891)
Net decrease in cash and cash equivalents and restricted cash	(411,197)	(57,916)	(462,772)	(1,654,234)
Cash, cash equivalents and restricted cash at beginning of the year	718,126	101,146	1,180,898	2,835,132
Cash, cash equivalents and restricted cash at end of the year	306,929	43,230	718,126	1,180,898
Non-cash activities
Right-of-use assets obtained in exchange for operating lease obligations	5,829	821	2,298	99,667
(Decrease) Increase of right-of-use assets and operating lease liabilities due to lease modifications	982	138	(58,375)	(157,379)
Payables for purchase of property and equipment	2,802	395	4,083	10,229
Reconciliation to amounts on the Consolidated Balance Sheets
Cash and cash equivalents	306,929	43,230	707,895	1,180,898
Restricted cash			10,231
Cash, cash equivalents and restricted cash at end of the year	¥ 306,929	$ 43,230	¥ 718,126	¥ 1,180,898